Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Although we have not adopted a formal policy pertaining to the timing of stock option grants to our named executives, it is our practice not to time the grant of equity awards, including stock options, in relation to the release of material non-public information. Similarly, the Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	Although we have not adopted a formal policy pertaining to the timing of stock option grants to our named executives, it is our practice not to time the grant of equity awards, including stock options, in relation to the release of material non-public information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	release of material non-public information
MNPI Disclosure Timed for Compensation Value	false